Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

May 31, 2019

IND-QTLY-0719
1.802177.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	80,500	$2,105,880
Chemicals - 72.2%
Commodity Chemicals - 11.4%
Cabot Corp.	261,356	10,438,559
LyondellBasell Industries NV Class A	220,115	16,343,539
Olin Corp.	2,931,450	57,485,735
Orion Engineered Carbons SA	551,321	9,692,223
Westlake Chemical Corp.	163,342	9,357,863
		103,317,919
Diversified Chemicals - 27.6%
Dow, Inc. (a)	1,131,877	52,926,569
DowDuPont, Inc.	4,536,633	138,458,037
Eastman Chemical Co.	43,048	2,794,676
Ingevity Corp. (a)	135,700	11,900,890
The Chemours Co. LLC	2,058,834	43,420,809
		249,500,981
Fertilizers & Agricultural Chemicals - 2.2%
CF Industries Holdings, Inc.	267,000	10,744,080
The Mosaic Co.	422,900	9,079,663
		19,823,743
Industrial Gases - 18.2%
Air Products & Chemicals, Inc.	255,800	52,078,322
Linde PLC	620,186	111,974,582
		164,052,904
Specialty Chemicals - 12.8%
Element Solutions, Inc. (a)	1,288,515	12,189,352
International Flavors & Fragrances, Inc. (b)	201,206	27,247,317
PolyOne Corp.	94,100	2,364,733
RPM International, Inc.	39,094	2,092,311
Sherwin-Williams Co.	97,700	40,980,265
Tronox Holdings PLC	2,617,103	24,260,545
W.R. Grace & Co.	98,441	6,938,122
		116,072,645

TOTAL CHEMICALS		652,768,192

Construction Materials - 6.5%
Construction Materials - 6.5%
Martin Marietta Materials, Inc.	127,900	26,922,950
Summit Materials, Inc. (a)	127,900	1,788,042
Vulcan Materials Co.	242,400	30,278,184
		58,989,176
Containers & Packaging - 9.3%
Metal & Glass Containers - 7.1%
Aptargroup, Inc.	182,600	20,683,102
Ball Corp.	374,200	22,972,138
Crown Holdings, Inc. (a)	364,300	20,193,149
		63,848,389
Paper Packaging - 2.2%
Avery Dennison Corp.	196,100	20,406,166

TOTAL CONTAINERS & PACKAGING		84,254,555

Metals & Mining - 5.7%
Copper - 1.5%
Antofagasta PLC	921,926	9,123,886
Freeport-McMoRan, Inc.	467,500	4,539,425
		13,663,311
Gold - 3.1%
Newmont Goldcorp Corp.	651,000	21,541,590
Royal Gold, Inc.	76,200	6,704,838
		28,246,428
Steel - 1.1%
Cleveland-Cliffs, Inc.	329,800	2,869,260
Steel Dynamics, Inc.	267,479	6,727,097
		9,596,357

TOTAL METALS & MINING		51,506,096

Oil, Gas & Consumable Fuels - 1.2%
Oil & Gas Refining & Marketing - 1.2%
Reliance Industries Ltd.	571,100	10,908,380
Trading Companies & Distributors - 3.0%
Trading Companies & Distributors - 3.0%
Univar, Inc. (a)	1,365,533	27,324,315
TOTAL COMMON STOCKS
(Cost $930,978,110)		887,856,594
	Principal Amount	Value

Nonconvertible Bonds - 1.2%
Chemicals - 1.2%
Diversified Chemicals - 1.2%
Hexion U.S. Finance Corp. 6.625% 4/15/20 (c)
(Cost $10,788,150)	13,570,000	10,856,000
	Shares	Value

Money Market Funds - 2.9%
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)
(Cost $26,207,570)	26,204,814	26,207,434
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $967,973,830)		924,920,028
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(20,341,389)
NET ASSETS - 100%		$904,578,639

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing - Security is in default.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,302
Fidelity Securities Lending Cash Central Fund	12,694
Total	$16,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.